Depreciation, Amortization And Impairment	12 Months Ended
Dec. 31, 2023
Disclosure Of Depreciation Amortization And Imapirment [Abstract]
Depreciation, amortization and impairment	Depreciation, amortization and impairment
Depreciation, amortization and impairment expenses incurred during the years ended 31 December 2023, 2022, and 2021 are as follows:

	2023	2022	2021
Depreciation and impairment of property, plant and equipment (see Note 12)	14,353	9,807	10,666
Depreciation of right of use assets (see Note 13)	8,913	9,869	8,699
Amortization and impairment of intangible assets (see Note 15)	2,723	3,488	4,916
	25,989	23,164	24,281
Depreciation, amortization and impairment expenses are included within the consolidated statements of profit or loss and other comprehensive income or loss as follows:

	2023	2022	2021
Cost of product revenue	15,582	10,053	—
Research and development expenses	6,886	9,757	21,764
General and administrative expenses	3,521	3,354	2,517
Total depreciation, amortization and impairment expense	25,989	23,164	24,281